Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 5,871	$ 5,447
Federal funds sold and overnight deposits	18,510	8,845
Cash and cash equivalents	24,381	14,292
Interest bearing deposits in banks	24,020	14,041
Investment securities available-for-sale	42,954	23,780
Investment securities held-to-maturity (fair value $4.0 million and $502 thousand at December 31, 2011 and December 31, 2010, respectively)	4,000	500
Loans held for sale	4,888	5,611
Loans	424,319	376,272
Allowance for loan losses	(4,226)	(3,755)
Net deferred loan costs	177	188
Net loans	420,270	372,705
Accrued interest receivable	1,810	1,560
Premises and equipment, net	9,163	7,842
Core deposit intangible	1,608	0
Goodwill	2,223	0
Investment in real estate limited partnerships	4,473	2,344
Company-owned life insurance	3,676	1,569
Other assets	9,285	8,751
Total assets	552,751	452,995
Deposits
Noninterest bearing	76,656	64,526
Interest bearing	239,058	180,386
Time	157,725	131,748
Total deposits	473,439	376,660
Borrowed funds	29,015	28,986
Liability for defined benefit pension plan	5,679	2,451
Accrued interest and other liabilities	4,279	3,173
Total liabilities	512,412	411,270
Commitments and Contingencies (Notes 8,15,16,17,18 and 21)
Stockholders’ Equity
Common stock, $2.00 par value; 7,500,000 shares authorized; 4,923,286 shares issued at December 31, 2011 and 4,921,786 shares issued at December 31, 2010	9,847	9,844
Additional-paid-in capital	276	244
Retained earnings	38,385	37,623
Treasury stock at cost; 466,082 shares at December 31, 2011 and December 31, 2010	(3,823)	(3,823)
Accumulated other comprehensive loss	(4,346)	(2,163)
Total stockholders' equity	40,339	41,725
Total liabilities and stockholders' equity	$ 552,751	$ 452,995